Schedule of Investments (unaudited)
July 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)	$129	$133,232
Bahrain — 0.5%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	200	193,400
Brazil — 2.1%
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(a)	200	202,813
Minerva Luxembourg SA, 7.50%, 04/22/36(a)	200	190,790
Petrobras Global Finance BV, 6.85%	100	90,530
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00 % PIK)(a)(b)	123	123,945
Suzano Austria GmbH, 5.00%, 01/15/30	200	195,760
Vale Overseas Ltd., 6.40%, 06/28/54	100	99,125
		902,963
Chile — 1.5%
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	185,616
4.50%, 08/01/47(a)	200	154,160
Enel Chile SA, 4.88%, 06/12/28	100	99,727
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	195,835
		635,338
China — 4.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	190,496
Amipeace Ltd., 2.25%, 10/22/30(a)	200	181,618
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	197,716
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	187,852
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	190,170
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(c)(d)	200	199,466
Prosus NV, 4.19%, 01/19/32(a)	300	282,057
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	187,508
Tencent Holdings Ltd., 3.84%, 04/22/51(a)	200	143,776
		1,760,659
Colombia — 0.9%
Ecopetrol SA
4.63%, 11/02/31	100	90,850
5.88%, 05/28/45	100	79,515
6.88%, 04/29/30	100	101,170
8.88%, 01/13/33	100	107,850
		379,385
Guatemala — 0.9%
CT Trust, 5.13%, 02/03/32(a)	200	187,000
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	184,265
		371,265
Hong Kong — 1.5%
AIA Group Ltd., 3.20%, 02/25/37(a)	200	148,604
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	200	203,250
MTR Corp. Ltd., 4.88%, 04/01/35(a)	200	201,022
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	47,065
Seaspan Corp. Pte. Ltd., 5.50%, 08/01/29(a)	50	48,492
		648,433
Hungary — 0.5%
OTP Bank Nyrt, 7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(d)	200	208,500
Security	Par (000)	Value
India — 2.4%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	$200	$193,298
Muthoot Finance Ltd., 5.75%, 08/04/30(a)	200	194,602
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	190,566
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	222,795
Vedanta Resources Finance II PLC, 7.38%, 07/13/34(e)	200	199,304
		1,000,565
Indonesia — 1.0%
Minejesa Capital BV, 4.63%, 08/10/30(a)	130	127,464
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	179,904
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 06/30/50(a)	200	129,624
		436,992
Israel — 1.7%
Bank Hapoalim BM, 5.25%, 01/14/33(a)(e)	200	196,000
Energian Israel Finance Ltd., 5.88%, 03/30/31(a)(e)	50	47,752
Israel Electric Corp. Ltd., 3.75%, 02/22/32(a)(e)	200	182,058
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	100	73,375
5.13%, 05/09/29	200	198,604
		697,789
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	176,932
Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28(a)	200	189,188
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(d)	200	200,876
		390,064
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(a)	200	125,000
Macau — 0.9%
Sands China Ltd., 5.40%, 08/08/28	200	200,802
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	197,340
		398,142
Malaysia — 1.6%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	175,574
3.40%, 04/28/61(a)	200	124,949
4.55%, 04/21/50(a)	200	163,711
5.34%, 04/03/35(a)	200	199,810
		664,044
Mexico — 3.0%
America Movil SAB de CV, 4.70%, 07/21/32	200	194,070
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.13%, 01/18/33, (5-year CMT + 2.65%)(a)	200	195,282
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	185,880
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	123,127
Grupo Televisa SAB, 6.63%, 01/15/40	50	43,500
Petroleos Mexicanos
6.70%, 02/16/32	100	99,830
6.75%, 09/21/47	200	164,090
7.69%, 01/23/50	100	89,470
8.75%, 06/02/29	100	106,370
Southern Copper Corp., 6.75%, 04/16/40	50	53,910
		1,255,529
Morocco — 0.5%
OCP SA, 6.88%, 04/25/44(a)	200	195,312

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru — 0.9%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	$200	$192,950
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	171,900
		364,850
Philippines — 0.5%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.73%)(a)(c)(d)	200	201,402
Qatar — 1.8%
Doha Finance Ltd., 4.50%, 03/16/31(a)	200	191,456
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	172,992
QIB Sukuk Ltd., 4.80%, 06/12/30(a)	200	197,920
QNB Finance Ltd., 4.85%, 04/02/29, (1-day SOFR + 1.20%)(d)	200	199,972
		762,340
Saudi Arabia — 2.7%
Gaci First Investment Co.
5.00%, 01/29/29(a)	200	199,002
5.25%, 10/13/32(a)	200	197,220
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/42(a)	200	197,248
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	177,280
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	149,872
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	196,454
		1,117,076
Singapore — 1.4%
Oversea-Chinese Banking Corp. Ltd., 4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(d)	200	195,232
SingTel Group Treasury Pte. Ltd., 2.38%, 08/28/29(a)	200	187,336
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(d)	200	198,808
		581,376
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31(a)	200	181,340
Sasol Financing USA LLC, 5.50%, 03/18/31	200	186,264
		367,604
South Korea — 1.9%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	200	195,480
Shinhan Bank Co. Ltd., 5.75%, 04/15/34(a)	200	202,582
SK Hynix, Inc., 6.38%, 01/17/28(a)	200	204,832
Woori Bank, 4.88%, 01/26/28(a)	200	200,542
		803,436
Taiwan — 1.2%
Nanshan Life Pte. Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(a)(d)	200	192,072
TSMC Arizona Corp., 3.13%, 10/25/41	200	156,372
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	178,468
		526,912
Thailand — 0.9%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(d)	200	189,828
Kasikornbank PCL, 3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(d)	200	199,110
		388,938
Turkey — 1.0%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(d)	200	204,750
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	200	206,156
		410,906
Security	Par (000)	Value
United Arab Emirates — 2.9%
Abu Dhabi Commercial Bank PJSC, 4.65%, 06/10/30, (1-day SOFR + 1.00%)(a)(d)	$200	$198,800
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	107,894
Aldar Investment Properties Sukuk Ltd., 5.25%, 03/25/35(a)	200	191,812
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	199,000
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	203,625
First Abu Dhabi Bank PJSC, 4.38%, 02/11/31, (1-day SOFR + 0.75%)(a)(d)	200	196,688
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	132	115,401
		1,213,220
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	284,190
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(d)	200	196,204
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(d)	200	203,698
7.63%, (5-year CMT + 3.02%)(a)(c)(d)	200	207,772
		891,864
United States — 0.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33	87	88,254
6.38%, 04/15/66	100	93,122
Las Vegas Sands Corp., 3.90%, 08/08/29	100	96,316
		277,692
Zambia — 0.5%
First Quantum Minerals Ltd., 7.25%, 02/15/34(a)	200	203,313
Total Corporate Bonds & Notes — 44.5% (Cost: $18,555,457)		18,684,473
Foreign Government Obligations(f)
Angola — 1.2%
Angolan Government International Bonds
8.75%, 04/14/32(a)	300	305,862
9.38%, 05/08/48(a)	200	191,738
		497,600
Argentina — 2.2%
Argentine Republic Government International Bonds
0.75%, 07/09/30(g)	211	184,483
1.00%, 07/09/29	30	26,866
3.50%, 07/09/41(g)(h)	220	162,690
4.38%, 07/09/46(g)	46	33,750
4.75%, 07/09/35(g)	420	331,590
5.00%, 01/09/38(g)	225	185,625
		925,004
Bahrain — 1.8%
Bahrain Government International Bonds
5.63%, 09/30/31(a)	200	183,242
5.63%, 05/18/34(a)	200	175,364
7.38%, 05/14/30(a)	200	198,000
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30(a)	200	194,624
		751,230
Brazil — 1.3%
Brazilian Government International Bonds
3.88%, 06/12/30	200	189,946
5.63%, 01/07/41	100	90,075

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
5.63%, 02/21/47	$200	$163,694
8.25%, 01/20/34	100	111,611
		555,326
Chile — 1.2%
Chile Government International Bonds
2.45%, 01/31/31	200	179,400
4.00%, 01/31/52	200	148,200
4.34%, 03/07/42	200	168,700
		496,300
China — 0.4%
China Government International Bonds, 1.75%, 10/26/31(a)	200	177,934
Colombia — 1.8%
Colombia Government International Bonds
4.50%, 03/15/29	200	194,896
5.00%, 06/15/45	200	152,000
6.13%, 01/18/41	200	181,400
7.50%, 02/02/34	200	209,760
		738,056
Costa Rica — 0.5%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	200	216,374
Dominican Republic — 2.6%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	150	143,886
4.88%, 09/23/32(a)	150	140,537
5.50%, 02/22/29(a)	200	199,030
5.88%, 01/30/60(a)	150	126,750
6.40%, 06/05/49(a)	150	139,944
6.50%, 02/15/48(a)	150	141,889
6.85%, 01/27/45(a)	100	98,438
7.45%, 04/30/44(a)	100	104,988
		1,095,462
Ecuador — 1.2%
Ecuador Government International Bonds
6.00%, 07/31/40(a)(g)	120	96,789
6.90%, 07/31/35(a)(g)	242	217,794
8.75%, 01/29/34(a)	200	198,420
		513,003
Egypt — 1.9%
Egypt Government International Bonds
7.30%, 09/30/33(a)	200	195,650
7.60%, 03/01/29(a)	200	204,700
7.63%, 05/29/32(a)	200	200,600
8.88%, 05/29/50(a)	200	192,000
		792,950
El Salvador — 0.4%
El Salvador Government International Bonds, 9.25%, 04/17/30(a)	150	160,761
Ghana — 0.6%
Ghana Government International Bonds
5.00%, 07/03/29(a)(g)	111	108,132
5.00%, 07/03/35(a)(g)	179	164,210
		272,342
Hungary — 1.8%
Hungary Government International Bonds
5.25%, 06/16/29(a)	300	301,395
Security	Par (000)	Value
Hungary (continued)
5.50%, 06/16/34(a)	$200	$199,158
6.75%, 09/25/52(a)	200	208,116
7.63%, 03/29/41	40	45,949
		754,618
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	188,208
Indonesia — 2.2%
Indonesia Government International Bonds
3.70%, 10/30/49	200	136,600
3.85%, 10/15/30	200	191,544
4.55%, 01/11/28	200	200,124
4.85%, 01/11/33	200	193,570
Perusahaan Penerbit SBSN Indonesia III, 5.20%, 07/02/34(a)	200	195,588
		917,426
Ivory Coast — 0.5%
Ivory Coast Government International Bonds, 8.25%, 01/30/37(a)	200	215,828
Jamaica — 0.6%
Jamaica Government International Bonds, 8.00%, 03/15/39(h)	200	234,790
Jordan — 0.5%
Jordan Government International Bonds, 5.85%, 07/07/30(a)	200	199,770
Kazakhstan — 1.0%
Kazakhstan Government International Bonds
5.00%, 07/01/32(a)	200	197,508
6.50%, 07/21/45(a)	200	209,332
		406,840
Kenya — 0.5%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(a)	200	206,348
Lebanon — 0.2%
Lebanon Government International Bonds
6.60%, 11/27/26(a)(i)(j)	200	53,500
6.65%, 02/26/30(a)(i)(j)	150	40,950
		94,450
Mexico — 1.8%
Mexico Government International Bonds
4.28%, 08/14/41	200	151,500
5.00%, 04/27/51	200	150,050
5.55%, 01/21/45	50	43,488
6.00%, 05/07/36	200	194,858
6.35%, 02/09/35	200	200,776
		740,672
Morocco — 0.5%
Morocco Government International Bonds, 6.50%, 09/08/33(a)	200	208,998
Nigeria — 1.5%
Nigeria Government International Bonds
7.70%, 02/23/38(a)	200	203,900
8.25%, 09/28/51(a)	200	202,674
8.75%, 01/21/31(a)	200	215,250
		621,824

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman — 1.7%
Oman Government International Bonds
5.63%, 01/17/28(a)	$300	$301,772
6.00%, 08/01/29(a)	200	203,956
6.75%, 01/17/48(a)	200	208,158
		713,886
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	203,250
Panama — 2.2%
Panama Government International Bonds
2.25%, 09/29/32	300	247,320
3.16%, 01/23/30	200	186,398
3.87%, 07/23/60	200	129,726
4.50%, 04/16/50	200	151,753
8.00%, 03/01/38	200	228,665
		943,862
Paraguay — 0.4%
Paraguay Government International Bonds, 5.40%, 03/30/50(a)	200	175,702
Peru — 1.7%
Peruvian Government International Bonds
2.78%, 01/23/31	200	182,856
3.00%, 01/15/34	100	84,739
3.30%, 03/11/41	50	37,483
3.55%, 03/10/51	50	33,266
3.60%, 01/15/72	100	60,500
5.38%, 02/08/35	150	147,862
5.63%, 11/18/50(h)	200	185,800
		732,506
Philippines — 2.3%
Philippines Government International Bonds
1.65%, 06/10/31	200	171,010
3.00%, 02/01/28	200	195,525
3.20%, 07/06/46	200	130,750
3.75%, 01/14/29	200	195,690
3.95%, 01/20/40	200	163,752
6.38%, 10/23/34	100	105,625
		962,352
Poland — 2.5%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(a)	200	203,530
Republic of Poland Government International Bonds
4.63%, 03/18/29	100	100,029
4.88%, 02/12/30	100	100,530
4.88%, 10/04/33	100	97,758
5.13%, 09/18/34	100	98,576
5.50%, 11/16/27	70	70,837
5.50%, 04/04/53	130	116,724
5.50%, 03/18/54	200	178,992
5.75%, 11/16/32	70	72,229
		1,039,205
Romania — 2.1%
Romanian Government International Bonds
3.00%, 02/14/31(a)	100	89,151
3.63%, 03/27/32(a)	100	89,110
4.00%, 02/14/51(a)	100	64,963
5.25%, 11/25/27(a)	150	149,809
5.75%, 03/24/35(a)	100	95,204
5.88%, 01/30/29(a)	100	100,601
Security	Par (000)	Value
Romania (continued)
6.13%, 01/22/44(a)	$100	$92,842
6.38%, 01/30/34(a)	100	99,868
7.63%, 01/17/53(a)	100	104,963
		886,511
Saudi Arabia — 2.1%
Saudi Government International Bonds
3.75%, 01/21/55(a)	200	130,224
4.38%, 04/16/29(a)	200	196,882
5.00%, 04/17/49(a)	200	166,278
5.38%, 01/13/31(a)	200	201,600
5.50%, 10/25/32(a)	200	202,432
		897,416
Serbia — 0.5%
Serbia International Bonds, 6.00%, 06/12/34(a)	200	200,308
South Africa — 1.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	150,674
5.75%, 09/30/49	200	162,346
5.88%, 04/20/32	200	202,204
		515,224
South Korea — 0.5%
Korea Hydro & Nuclear Power Co. Ltd., 4.46%, 07/30/30	200	201,146
Sri Lanka — 0.6%
Sri Lanka Government International Bonds
3.10%, 01/15/30(a)(g)	42	42,019
3.35%, 03/15/33(a)(g)	81	76,908
3.60%, 06/15/35(a)(g)	55	45,131
3.85%, 02/15/38(a)(g)	76	76,684
		240,742
Supranational — 0.9%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	190,374
African Export-Import Bank (The), 3.80%, 05/17/31(a)	200	181,572
		371,946
Turkey — 2.6%
Hazine Mustesarligi Varlik Kiralama A/S, 8.51%, 01/14/29(a)	200	210,828
Turkiye Government International Bonds
5.75%, 05/11/47	200	154,414
6.88%, 03/17/36	100	97,154
7.63%, 05/15/34	200	205,284
9.38%, 01/19/33	200	223,118
9.88%, 01/15/28	200	210,906
		1,101,704
Ukraine — 1.0%
Ukraine Government International Bonds
3.00%, 02/01/34(a)(g)	64	36,481
3.00%, 02/01/35(a)(g)	54	32,441
3.00%, 02/01/36(a)(g)	45	26,920
4.00%, 02/01/32(a)(g)	60	49,716
4.50%, 02/01/29(a)(g)	22	18,330
4.50%, 02/01/34(a)(g)	107	74,765
6.00%, 02/01/35(a)(g)	200	137,163
6.00%, 02/01/36(a)(g)	86	58,210
		434,026
Uruguay — 1.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	85	74,460

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bonds
4.38%, 01/23/31	$100	$99,700
4.98%, 04/20/55	110	94,049
5.10%, 06/18/50	200	177,000
5.44%, 02/14/37	50	49,772
		494,981
Total Foreign Government Obligations — 52.6% (Cost: $20,904,704)		22,096,881
Total Long-Term Investments — 97.1% (Cost: $39,460,161)		40,781,354
	Shares
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(k)(l)(m)	1,723,495	1,723,495
Total Short-Term Securities — 4.1% (Cost: $1,723,495)		1,723,495
Total Investments — 101.2% (Cost: $41,183,656)		42,504,849
Liabilities in Excess of Other Assets — (1.2)%		(489,496)
Net Assets — 100.0%		$42,015,353

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)	Perpetual security with no stated maturity date.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	All or a portion of this security is on loan.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$443,895	$1,279,600 (a)	$—	$—	$—	$1,723,495	1,723,495	$14,193 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$18,684,473	$—	$18,684,473
Foreign Government Obligations	—	22,096,881	—	22,096,881
Short-Term Securities
Money Market Funds	1,723,495	—	—	1,723,495
	$1,723,495	$40,781,354	$—	$42,504,849

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate